Note 9 - Deferred Revenue	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Deferred Revenue Disclosure [Text Block]
Note
9
 — Deferred Revenue

Deferred revenue consists primarily of prepaid licensing revenue from the Arthrex Agreement. Revenue related to prepaid licensing is recognized on a straight-line basis over five
years, the term of the original Arthrex agreement. Revenue of approximately
$402,000
related to the prepaid license was recognized in the year ended
December 31, 2015.
Revenue of approximately
$140,000
related to the prepaid license was recognized in the period from
January 1, 2016
through
May 4, 2016.
The remaining balance of deferred revenue of approximately
$900,000
related to the prepaid license was recognized against reorganization items in the period from
January 1, 2016
through
May 4, 2016.
See Note
4
–
Distribution, Licensing and Collaboration Arrangements
for additional details.